Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
iJoy Holding Limited ("iJoy BVI")
Total purchase consideration

As a part of the Company’s business expansion strategy into the provision of content delivery network (“CDN”) services, the Company acquired 100% equity interests in iJoy BVI and its subsidiaries and consolidated affiliates (collectively referred to as “iJoy”) on April 30, 2013 for a total purchase consideration of RMB96,957 (net of the pre-existing receivables and payables which is settled between the Company and iJoy on the acquisition date) as follows:

	RMB	US$
Cash consideration (i)	24,663	4,074
Contingent consideration in cash * (ii)	25,146	4,154
Contingent ordinary shares issuance * (ii) (iii)	47,148	7,788

Total fair value of purchase price consideration	96,957	16,016

*	The Company determined the fair value of the contingent consideration in cash and ordinary shares with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

(i)	As of December 31, 2013, the Company has paid the first cash payment of approximately RMB24,883 to the seller of iJoy. The remaining balance of contingent consideration in cash of approximately RMB25,146 is to be paid when certain post-closing conditions are met.

(ii)	The contingent considerations are determined based on the achievement by iJoy of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2013, 2014 and 2015 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether iJoy will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal 2014 and 2015 has been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 22).

(iii)	As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial targets for the fiscal year 2013 was resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2013, with its fair value of RMB31,956 (US$5,279) reclassified to additional paid in capital.

Summary of Estimated Fair Values of Assets Acquired and Liablities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date:

	RMB	US$
Current assets	2,069	342
Property and equipment, net	713	118
Customer relationships (Note 9)	3,200	528
Platform software (Note 9)	10,250	1,693
Favorable contract	6,500	1,074
Deferred tax assets	382	63

Total assets acquired	23,114	3,818

Accounts payable	1,947	322
Current liabilities	184	30
Deferred tax liabilities, non-current	1,199	198

Total liabilities assumed	3,330	550

Net assets acquired	19,784	3,268
Purchase consideration	96,957	16,016

Goodwill	77,173	12,748

Unaudited Pro Forma Consolidated Financial Information

The pro forma adjustments are based on available information and certain assumptions the management believes are reasonable.

	For the year ended December 31,
	2012	2013
	RMB	RMB	US$
Net revenue	1,599,962	1,986,585	328,160
Net profit	44,697	(50,474)	(8,338)
Earnings (loss) per share basic	0.13	(0.14)	(0.02)

Tianwang and Yilong
Total purchase consideration

As part of the Company’s business strategy to expand into the Virtual Private Network (“VPN”) market and to expand the Company’s existing managed network services (“MNS”), the Company acquired 100% of the equity interests in BJ Tianwang and BJ Yilong (collectively referred to as “Tianwang and Yilong”) on February 28, 2013 for a total purchase consideration of RMB73,389, as follows:

	RMB	US$
Cash consideration (i)	17,500	2,891
Share consideration * (ii)	10,455	1,727
Contingent consideration in cash * (iii)	19,977	3,300
Contingent ordinary shares issuance * (iii) (iv)	25,457	4,205

Total fair value of purchase price consideration	73,389	12,123

*	The Company determined the fair value of the share consideration and contingent consideration in cash and ordinary shares with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

(i)	RMB15,500 and RMB2,000 of the above cash consideration were paid in April and December 2013, respectively.

(ii)	Share consideration represents a payment of RMB10,455 equivalent ADS shares which will be paid to the selling shareholder based on the average closing price of all trading days of March 2013, which was subsequently settled in May 2013. This share consideration was classified as a liability initially measured at its estimated fair value on the acquisition date and was reclassified to additional paid in capital when the number of shares to be issued became fixed.

(iii)	The contingent consideration in both cash and shares are determined based on the achievement by Tianwang and Yilong of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2013 and 2014 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether Tianwang and Yilong will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal 2014 has been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 22).

(iv)	As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial targets for the fiscal year 2013 was resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2013, with its fair value of RMB10,082 (US$1,665) reclassified to additional paid in capital.

Summary of Estimated Fair Values of Assets Acquired and Liablities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date:

	RMB	US$
Current assets	16,705	2,759
Property and equipment, net	751	124
Purchased software	39	6
Customer relationships (Note 9)	24,570	4,059
Supplier relationships (Note 9)	14,950	2,470
Contract backlog (Note 9)	4,320	714
Licenses (Note 9)	2,160	357
Non-compete agreement (Note 9)	1,500	248
Deferred tax assets	5	1

Total assets acquired	65,000	10,738

Accounts payable	15,430	2,549
Current liabilities	945	156
Deferred tax liabilities, non-current	11,875	1,962

Total liabilities assumed	28,250	4,667

Net assets acquired	36,750	6,071
Purchase consideration	73,389	12,123

Goodwill	36,639	6,052

Fastweb Acquisition
Total purchase consideration

As part of the Company’s business expansion strategy into content delivery network (“CDN”) services, the Company acquired 100% equity interests in Fastweb for a total purchase consideration of RMB116,040 on September 9, 2012, as follows:

RMB
Cash consideration (i)	33,395
Contingent ordinary shares issuance * (ii)	82,645

Total fair value of purchase price consideration	116,040

*	The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

(i)	RMB7,502 and RMB9,373 of the above cash consideration was paid in September and October 2012, respectively. The remaining balance of RMB16,875 of cash consideration has been paid in 2013.

(ii)	The contingent share consideration is determined based on the achievement by Fastweb of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2012 and 2013 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether Fastweb will meet the contractually stipulated targets. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial targets for the fiscal year 2012 and 2013 were resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2012 and 2013 , with its fair value of RMB41,197 and RMB45,012 (US$7,435) reclassified to additional paid in capital.